Operating Expenses	6 Months Ended
Jun. 30, 2023
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Operating Expenses
Note 5: Operating Expenses
The components of operating expenses include the following:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Salaries, commissions and allowances	565	601	1,152	1,194
Share-based payments	18	26	43	47
Post-employment benefits	28	36	57	73
Total staff costs	611	663	1,252	1,314
Goods and services (1)	295	309	637	640
Content	64	65	133	132
Telecommunications	9	9	19	22
Facilities	10	7	18	19
Fair value adjustments (2)	1	(12)	5	(5)
Total operating expenses	990	1,041	2,064	2,122

(1)	Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.
(2)	Fair value adjustments primarily represent gains or losses on intercompany balances that arise in the ordinary course of business due to changes in foreign currency exchange rates.
Operating expenses in the three and six months ended June 30, 2022 included $30 million and $64 million, respectively, related to the Change Program, which transitioned Thomson Reuters from a holding company to an operating company, and from a content provider into a content-driven technology company. The charges included severance as well as costs to drive technology and digital sales efficiencies. The Change Program was completed on
December 31, 2022.